INCOME TAXES - Provision for (benefit from) income taxes reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Total provision (benefit) for income taxes	$ 54	$ 65	$ 323	$ (14,042)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at statutory rate, Percent			21.00%	21.00%
State, net of federal benefit, Percent			9.05%	9.08%
Permanent differences, Percent			0.74%	(0.45%)
Prior year payable true ups, Percent				0.44%
Adjustment to deferred through goodwill, Percent				25.33%
Foreign rate differential, Percent			(0.23%)	(0.09%)
Change in valuation allowance, Percent			(31.29%)	(30.14%)
Other, Percent			(0.11%)	0.02%
Effective tax rate, Percent	(0.74%)	(0.56%)	(0.84%)	25.19%